Consolidated Statements of Changes in Equity (Deficit) (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 24, 2018
Statement of Stockholders' Equity [Abstract]
Preference shares, par value	$ 0.00267	$ 0.00267	$ 0.00267
Ordinary shares, par value	$ 0.00267	$ 0.00267	$ 0.00267	$ 0.001